Income Taxes - Summary of Temporary Differences of Unused Tax Losses and Unused Tax Credits of Unrecognized Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary difference	¥ 1,944,948	¥ 1,292,277
Carryforwards of tax losses	841,136	762,196
Carryforwards of tax credit	61,687	95,462
Total	¥ 2,847,770	¥ 2,149,935